Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions

17. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	Affiliate of shareholder of the Group

Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	Affiliate of shareholder of the Group

Beijing Sequoia Heyuan Capital Investment Fund (Limited Partnership)	Affiliate of shareholder of the Group

Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	Affiliate of shareholder of the Croup

Beijing Sequoia Mingde Capital Investment Fund (Limited Partnership)	Affiliate of shareholder of the Croup

Kunshan Jingzhao Equity Investment Management Co., Ltd.	Investee of Tianjin Gopher Asset Management Co., Ltd.

Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd	Investee of Gopher Asset Management Co., Ltd.

Wanjia Win-Win Assets Management Co., Ltd.	Investee of Gopher Asset Management Co., Ltd.

Wuhu Bona Film Investment Management Co., Ltd.	Investee of Gopher Asset Management Co., Ltd.

Beijing Shengyi Technology and Art Co., Ltd.	Investee of Shanghai Noah Rongyao Investment Consulting Co., Ltd.

Tianjin Gopher Xin Equity Investment Partnership (Limited Partnership) and 9 other investee funds	Investees of Tianjin Gopher Asset Management Co., Ltd.

Tianjin Gopher JinYong Equity Investment Partnership (Limited Partnership) and 2 other investee funds	Investees of Tianjin Gopher Asset Management Co., Ltd.

Chongqing Gopher Longmao Investment Center (Limited Partnership) and 3 other investee funds	Investees of Chongqing Gopher Longxin Equity Investment Management Co., Ltd, a subsidiary of the VIE of the Company

Wuhu Gopher Lanrui Investment Center (Limited Partnership) and 9 other investee funds	Investees of Shanghai Gopher Languang Investment Management Co., Ltd, a subsidiary of the VIE of the Company

Shanghai Gopher Weiqin Equity Investment Center (Limited Partnership) and 17 other investee funds	Investees of Shanghai Gopher Asset Management Co., Ltd.

Shanghai Gopher Hongyang Investment Center (Limited Partnership) and 20 other investee funds	Investees of Gopher Asset Management Co., Ltd.

Shanghai Gopher Honglun Investment Center (Limited Partnership) and 5 other investee funds	Investees of Gopher Asset Management Co., Ltd.

Kunshan Gopher Hongkun Equity Investment Center (Limited Partnership) and 27 other investee funds	Investees of Gopher Asset Management Co., Ltd.

Wuhu Gopher Hongjin Investment Center (Limited Partnership) and 11 other investee funds	Investees of Wuhu Gopher Asset Management Co., Ltd.

Wuhu Gopher Zhengqian Equity Investment Center (Limited Partnership) and 9 other investee funds	Investees of Wuhu Gopher Asset Management Co., Ltd.

Kunshan Jingzhaojiuguang Investment Center (Limited Partnership) and 6 other investee funds	Investees of Kunshan Jingzhao Equity Investment Management Co., Ltd., an affiliate of the Company

Hangzhou Wanlu Equity Investment Partnership (Limited Partnership) and 2 other investee funds	Investee funds of Hangzhou Vanke Investment Management Co., Ltd., a subsidiary of the VIE of the Company

Wuhu Gopher Zhengrui Investment Center (Limited Partnership)	Investees of Shanghai Gopher Zhengda Damuzhi Investment Management Co., Ltd, a subsidiary of the VIE of the Company

Shanghai Gopher Shangken Investment Center (Limited Partnership)	Investees of Shanghai Gopher Asset Management Co., Ltd.

Yiwu Xinguang Equity Investment Fund Management Co., Ltd.	Investees of Shanghai Gopher Weiqin Equity Investment Center (Limited Partnership), fund invested and managed by Shanghai Gopher Asset Management Co., Ltd.

Gopher Nuobao TOP 30 Hedge fund NO.1 and the other fund	Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd., a subsidiary of the VIE of the Company

Gopher Fund I and 5 other investee funds	Fund managed by Gopher Capital GP Ltd., a subsidiary

Gopher RE Credit Fund SP	Fund managed by Gopher Capital GP Ltd., a subsidiary

Gopher investment Fund SPC	Fund managed by Gopher Capital GP Ltd., a subsidiary

Gopher Investment Fund II SPC	Fund managed by Noah Holdings (HongKong) Limited., a subsidiary

Shanghai Yafu Investment Consulting Co., Ltd.	An investment vehicle of Noah’s employees

Shanghai Noah Charity Funds	Charity fund established by Shanghai Noah Rongyao Investment Consulting Co., Ltd.

During the years ended December 31, 2014 and 2015, related party transactions were as follows:

	Years Ended December 31
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
One-time commissions
Investee funds of Shanghai Gopher Asset Management Co., Ltd.	—	57,167,835	1,601,930	247,295
Investee funds of Gopher Asset Management Co., Ltd.	13,299,341	31,431,057	87,103,829	13,446,514
Investee funds of Gopher Capital GP Ltd., a subsidiary	123,057	21,610,352	163,062,723	25,172,548
Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd.	—	16,899,267	90,178,715	13,921,195
Wanjia Win-Win Assets Management Co., Ltd.	2,663,789	13,728,697	126,706	19,560
Investee funds of Wuhu Gopher Asset Management Co., Ltd.	34,269,034	13,383,558	20,569,000	3,175,306
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd., a subsidiary of the VIE of the Company	21,463,427	6,828,836	65,958,819	10,182,287
Investee funds of Shanghai Gopher Zhengda Damuzhi Investment Management Co., Ltd., a subsidiary of the VIE of the Company	—	3,594,621	—	—
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	806,868	3,169,064	—	—
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	787,189	2,971,000	—	—
Investee funds of Hangzhou Vanke Investment Management Co., Ltd., a subsidiary of the VIE of the Company	31,237,016	2,637,579	—	—
Shareholder transactions	134,757	2,639,607	85,769	13,240
Investee funds of Tianjin Gopher Asset Management Co., Ltd.	196,796	2,487,443	—	—
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	4,414,171	1,531,599	—	—
Gopher RE Credit Fund SP	—	764,235	—	—
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	2,212,551	99,035	—	—
Wuhu Bona Film Investment Management Co., Ltd.	6,381,384	—	—	—
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd., a subsidiary of the VIE of the Company	4,965,828	—	—	—
Gopher investment Fund SPC	4,682,011	—	—	—
Financial products invested by the Group and affiliates	571,863	—	—	—
Total one-time commissions	128,209,082	180,943,785	428,687,491	66,177,945
Recurring services fee
Investee funds of Gopher Asset Management Co., Ltd.	72,604,418	97,310,324	109,191,795	16,856,308
Wanjia Win-Win Assets Management Co., Ltd.	30,986,074	94,493,711	44,791,972	6,914,689
Investee funds of Wuhu Gopher Asset Management Co., Ltd.	65,475,519	79,651,065	51,807,324	7,997,673
Investee funds of Shanghai Gopher Asset Management Co., Ltd.	—	71,238,249	17,368,889	2,681,295
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	51,474,946	52,667,224	47,850,038	7,386,773
Investee funds of Hangzhou Vanke Investment Management Co., Ltd., a subsidiary of the VIE of the Company	19,345,143	37,336,074	3,774,933	582,749
Investee funds of Gopher Capital GP Ltd., a subsidiary	208,739	31,373,962	116,225,782	17,942,169
Investee funds of Tianjin Gopher Asset Management Co., Ltd.	23,800,023	25,155,045	25,043,197	3,866,003
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd., a subsidiary of the VIE of the Company	29,991,962	20,343,486	148,421,108	22,912,270
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	16,833,840	15,728,463	7,824,920	1,207,959
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd., a subsidiary of the VIE of the Company	17,760,082	10,327,189	2,682,159	414,054
Wuhu Bona Film Investment Management Co., Ltd.	2,032,921	7,040,886	8,842,927	1,365,113
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	—	5,587,347	—	—
Beijing Sequoia Heyuan Capital Investment Fund (Limited Partnership)	—	5,238,138	—	—
Investee funds of Shanghai Gopher Zhengda Damuzhi Investment Management Co., Ltd., a subsidiary of the VIE of the Company	—	4,920,036	4,498,656	694,473
Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd.	—	1,136,429	38,343,622	5,919,235
Shareholder transactions	—	366,544	4,826,147	745,029
Investee funds of Noah Holdings (Hong Kong) Limited	—	155,662	—	—
Financial products invested by the Group and affiliates	7,000,585	1,929	2,986,134	460,980
Gopher investment Fund SPC	3,243,385	—	—	—
Investee funds of Kunming Gopher Asset Management Co., Ltd., a subsidiary of the VIE of the Company	—	—	433,772	66,963
Total recurring services fee	340,757,637	560,071,763	634,913,375	98,013,735
Performance-based income
Financial products invested by the Group and affiliates	—	—	1,066	165
Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd.	—	57,659	23,084,622	3,563,651
Investee funds of Gopher Capital GP Ltd., a subsidiary	—	—	—	—
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd., a subsidiary of the VIE of the Company	—	—	10,700,504	1,651,873
Investee funds of Gopher Asset Management Co., Ltd.	—	65,100,808	—	—
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd., a subsidiary of the VIE of the Company	—	7,044,583	5,690,366	878,441
Investee funds of Wuhu Gopher Asset Management Co., Ltd.	—	—	14,348,735	2,215,063
Shareholder transactions	—	—	—	—
Wanjia Win-Win Assets Management Co., Ltd.	—	4,139,003	—	—
Total performance-based income	—	76,342,053	53,825,293	8,309,193
Other service fee
Investee funds of Gopher Asset Management Co., Ltd.	—	961,173	—	—
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd., a subsidiary of the VIE of the Company	3,462,323	89,443	—	—
Wanjia Win-Win Assets Management Co., Ltd.	507,362	573,540	—	—
Investee funds of Shanghai Gopher Asset Management Co., Ltd.	—	303,005	—	—
Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd.	—	12,678	—	—
Investee funds of Hangzhou Vanke Investment Management Co., Ltd., a subsidiary of the VIE of the Company	—	63,679	—	—
Shareholder transactions	—	15,825	530,547	81,902
Yiwu Xinguang Equity Investment Fund Management Co., Ltd.	—	9,367	—	—
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	—	8,090	—	—
Investee funds of Wuhu Gopher Asset Management Co., Ltd.	2,072,660	—	—	—
Financial products invested by the Group and affiliates	—	—	24,049	3,713
Investee funds of Gopher Capital GP Ltd., a subsidiary	—	—	5,210	804
Total other service fee	6,042,345	2,036,800	559,806	86,419
Total	475,009,064	819,394,401	1,117,985,965	172,587,292

As of December 31, 2014 and 2015, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Wanjia Win-Win Assets Management Co., Ltd.	51,686,918	30,687,837	4,737,386
Investee funds of Wuhu Gopher Asset Management Co., Ltd.	23,154,736	18,428,721	2,844,904
Investee funds of Gopher Capital GP Ltd., a subsidiary	21,936,258	50,617,764	7,814,036
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	20,253,899	20,322,711	3,137,286
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd., a subsidiary of the VIE of the Company	13,926,473	33,423,362	5,159,678
Investee funds of Gopher Asset Management Co., Ltd.	9,270,051	61,364,006	9,472,970
Investee funds of Hangzhou Vanke Investment Management Co., Ltd., a subsidiary of the VIE of the Company	6,541,938	935,529	144,421
Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd.	1,084,967	9,629,670	1,486,565
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd., a subsidiary of the VIE of the Company	6,558	76,647	11,832
Investee funds of Shanghai Nuobang Asset Management Co., Ltd., a subsidiary of the VIE of the Company	1,737	—	—
Yiwu Xinguang Equity Investment Fund Management Co., Ltd.	45,009,248	—	—
Investee funds of Tianjin Asset Investment Management Co., Ltd.	608	—	—
Investee funds of Wuhu Gopher Yintai Investment Management Co., Ltd., a subsidiary of the VIE of the Company	—	22,657	3,498
Investee funds of Tianjin Gopher Asset Management Co., Ltd.	—	1,473,097	227,407
Investee funds of Kunming Gopher Asset Management Co., Ltd., a subsidiary of the VIE of the Company	—	50,202	7,750
Investee funds of Shanghai Gopher Asset Management Co., Ltd.	—	209,830	32,392
Wuhu Bona Film Investment Management Co., Ltd.	—	1,180,268	182,202
Shareholder transactions	—	9,813,967	1,515,015
Total	192,873,391	238,236,268	36,777,342

As of December 31, 2014 and 2015, deferred revenues related to the recurring management fee received in advance from related parties were comprised of the following:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd., a subsidiary of the VIE of the Company	32,386,037	10,911,322	1,684,418
Investee funds of Wuhu Gopher Asset Management Co., Ltd.	17,982,070	28,000	4,323
Wanjia Win-Win Assets Management Co., Ltd.	16,378,817	69,956	10,799
Investee funds of Gopher Asset Management Co., Ltd.	4,190,818	12,871,000	1,986,940
Investee funds of Hangzhou Vanke Investment Management Co., Ltd., a subsidiary of the VIE of the Company	3,492,159	140,676	21,717
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	4,016,706	7,338	1,133
Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd.	2,392,147	5,247,490	810,073
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd., a subsidiary of the VIE of the Company	2,108,805	36,472	5,630
Investee funds of Gopher Capital GP Ltd., a subsidiary	844,235	2,669,774	412,142
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	—	—	—
Investee funds of Shanghai Gopher Asset Management Co., Ltd.	—	28,000	4,322
Total	83,791,794	32,010,028	4,941,497

Shanghai Yafu Investment Consulting Co., Ltd., (“Shanghai Yafu”) an investment vehicle of Noah’s employees, acquired 10% of equity interests in four subsidiaries of the Group upon formation of the entities in 2014. The subsidiaries invested and the respective purchase price is listed as below. In 2015, the capital injection of Beijing Sequoia Mingde Capital Investment Fund (Limited Partnership), an affiliate of Sequoia Capital China, into Shanghai Noah Yijie Finance Technology Co., Ltd. diluted the shares from 10.00% to 8.55%.

Company Name	RMB	US$
Noah Ark (Shanghai) Financial Service Co., Ltd.	5,000,000	805,854
Shanghai Noah Yijie Finance Technology Co., Ltd.	3,000,000	483,512
Shanghai Noah Jintong Data Services Co., Ltd.	3,000,000	483,512
Enoch Education Training (Shanghai) Co., Ltd.	1,000,000	161,171
Total	12,000,000	1,934,049

In July 2015, Beijing Sequoia Mingde Capital Investment Fund (Limited Partnership), an affiliate of Sequoia Capital China, acquired 9.8% of equity interests in Shanghai Noah Yijie Finance Technology Co., Ltd., at purchase price of RMB31.6 million.

During the year ended December 31, 2014 and 2015, donation made to Shanghai Noah Charity Fund were RMB14.8million and RMB3.5 million, respectively.